Accounting policies	6 Months Ended
Jun. 30, 2024
Accounting policies
Accounting policies
4.	Accounting policies

The Group’s main accounting policies are described in the consolidated financial statements as of December 31, 2023, and for the year then ended, and they have been applied consistently for the period comprising these interim condensed consolidated financial statements, except for the adoption of new standards effective as of January 1, 2024.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annuals, and therefore should be read in conjunction with the annual consolidated financial statements as of December 31, 2023.